Share-based Compensation Expense	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Compensation Expense	Share-based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses and capitalized is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Research and development	$1,525	$1,831	$4,982	$4,802
General and administrative	1,335	1,506	2,947	3,797
Capitalized	4	—	19	—
Total share-based compensation	$2,864	$3,337	$7,948	$8,599